Freedom 100 Emerging Markets ETF

Schedule of Investments

December 31, 2024 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Brazil - 4.1%
B3 SA - Brasil Bolsa Balcao	1,521,827	$2,556,968
Banco Bradesco SA - ADR	423,992	809,825
Banco Santander Brasil SA - ADR	1,098,077	4,293,481
Itau Unibanco Holding SA - ADR	1,368,458	6,787,552
Localiza Rent a Car SA	221,166	1,152,754
Raia Drogasil SA	358,081	1,281,541
Rede D’Or Sao Luiz SA(a)	248,588	1,027,291
Suzano SA	201,197	2,021,789
Vale SA	1,331,932	11,778,118
WEG SA	433,456	3,715,127
		35,424,446
Chile - 17.9%
Banco de Chile	207,510,230	23,588,177
Banco de Credito e Inversiones SA	451,111	12,519,206
Cencosud SA	6,059,781	13,404,910
Cia Cervecerias Unidas SA - ADR(b)	301,568	3,416,765
Cia Sud Americana de Vapores SA	81,880,633	4,421,196
Colbun SA	35,299,647	4,365,759
Empresas CMPC SA	5,439,092	8,536,617
Empresas Copec SA	2,055,372	12,563,391
Falabella SA(c)	5,827,694	20,597,114
Latam Airlines Group SA(c)	1,838,301,802	25,378,833
Sociedad Quimica y Minera de Chile SA - ADR(b)	740,513	26,925,053
		155,717,021
Indonesia - 2.7%
Alamtri Resources Indonesia Tbk PT	6,260,153	945,149
Bank Central Asia Tbk PT	25,422,145	15,281,718
Barito Pacific Tbk PT	15,122,816	864,429
Charoen Pokphand Indonesia Tbk PT	3,477,301	1,028,391
GoTo Gojek Tokopedia Tbk PT(c)	363,543,330	1,581,114
Indah Kiat Pulp & Paper Tbk PT	1,103,320	466,143
Kalbe Farma Tbk PT	8,643,093	730,327
Merdeka Copper Gold Tbk PT(c)	6,191,184	621,234
Sarana Menara Nusantara Tbk PT	9,137,227	371,848
Sumber Alfaria Trijaya Tbk PT	9,033,205	1,599,542
		23,489,895
Malaysia - 3.5%
CELCOMDIGI BHD	2,623,500	2,123,911
Hong Leong Bank Bhd	496,124	2,281,183
IOI Corp. Bhd	2,149,481	1,865,143
Kuala Lumpur Kepong Bhd	409,516	1,996,522
Maxis Bhd	1,921,825	1,568,749
PPB Group Bhd	548,535	1,521,153
Press Metal Aluminium Holdings Bhd	3,161,707	3,464,691
Public Bank Bhd	11,797,835	12,031,338
YTL Corp. Bhd	3,116,646	1,860,996
YTL Power International Bhd	1,822,854	1,801,859
		30,515,545

Mexico - 1.7%
America Movil SAB de CV(c)	2,582,237	$1,851,443
Arca Continental SAB de CV	123,653	1,023,157
Cemex SAB de CV - ADR	223,452	1,260,269
Fomento Economico Mexicano SAB de CV - ADR	30,099	2,573,164
Grupo Aeroportuario del Sureste SAB de CV - ADR	2,543	655,153
Grupo Bimbo SAB de CV - Class A	205,175	544,647
Grupo Carso SAB de CV - Class A1	79,483	440,433
Grupo Elektra SAB DE CV	6,703	112,512
Grupo Financiero Banorte SAB de CV	462,578	2,980,767
Grupo Financiero Inbursa SAB de CV(c)	271,789	566,233
Grupo Mexico SAB de CV - Class B	489,550	2,330,945
		14,338,723
Philippines - 1.4%
Ayala Corp.	89,814	930,047
Ayala Land, Inc.	2,068,852	937,055
Bank of the Philippine Islands	712,823	1,503,404
BDO Unibank, Inc.	582,663	1,450,488
International Container Terminal Services, Inc.	285,157	1,902,854
Jollibee Foods Corp.	129,098	600,352
Manila Electric Co.	84,041	708,998
SM Investments Corp.	160,834	2,499,607
SM Prime Holdings, Inc.	2,871,627	1,248,533
Universal Robina Corp.	258,572	353,137
		12,134,475
Poland - 13.7%
Alior Bank SA	354,241	7,374,374
Allegro.eu SA(a)(c)	1,825,999	11,972,314
Bank Polska Kasa Opieki SA	863,204	28,820,840
CCC SA(c)	188,396	8,383,900
CD Projekt SA	264,789	12,273,947
Cyfrowy Polsat SA(c)	976,389	3,342,729
Dino Polska SA(a)(c)	192,429	18,161,063
Grupa Kety SA	37,212	6,149,143
KRUK SA	70,048	7,051,949
LPP SA	4,074	15,338,410
		118,868,669
South Africa - 5.9%
Absa Group Ltd.	425,343	4,276,815
Capitec Bank Holdings Ltd.	53,827	8,940,167
FirstRand Ltd.	2,715,627	10,930,862
Gold Fields Ltd. - ADR	426,094	5,624,441
MTN Group Ltd.	903,290	4,403,187
Sanlam Ltd.	853,796	3,930,730
Sasol Ltd. - ADR(b)	315,629	1,439,268
Shoprite Holdings Ltd.	228,302	3,562,824
Standard Bank Group Ltd.	675,936	7,943,065
		51,051,359
South Korea - 13.2%
Celltrion, Inc.	45,713	5,822,199
Hyundai Motor Co.	59,108	8,511,970
Kia Corp.	107,323	7,341,253
LG Chem Ltd.	22,481	3,817,716
NAVER Corp.	59,846	8,085,704
POSCO Holdings, Inc. - ADR	133,142	5,773,037
Samsung Biologics Co. Ltd.(a)(c)	7,416	4,780,616
Samsung Electronics Co. Ltd.	1,146,898	41,446,166
Samsung SDI Co. Ltd.	24,883	4,183,366
SK Hynix, Inc.	214,278	25,311,921
		115,073,948

Taiwan - 31.4%(d)
Cathay Financial Holding Co. Ltd.	5,011,918	$10,441,337
Chunghwa Telecom Co. Ltd.	2,494,619	9,397,290
CTBC Financial Holding Co. Ltd.	9,961,715	11,880,708
Delta Electronics, Inc.	1,514,727	19,890,191
Fubon Financial Holding Co. Ltd.	4,343,498	11,963,515
Hon Hai Precision Industry Co. Ltd.	7,755,418	43,526,572
MediaTek, Inc.	805,039	34,745,998
Quanta Computer, Inc.	1,395,634	12,217,571
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	557,227	110,046,760
United Microelectronics Corp. - ADR(b)	1,345,707	8,733,639
		272,843,581
Thailand - 3.8%
Advanced Info Service PCL	451,453	3,800,176
Bangkok Bank PCL	815,695	3,612,552
Bangkok Dusit Medical Services PCL	4,756,246	3,417,745
Bumrungrad Hospital PCL	270,078	1,580,307
Central Pattana PCL	1,414,814	2,365,285
Central Retail Corp. PCL(a)	1,594,134	1,589,692
CP ALL PCL	3,866,825	6,322,789
Gulf Energy Development PCL	2,159,572	3,768,721
Intouch Holdings PCL	364,123	1,035,927
Kasikornbank PCL	1,133,334	5,168,894
		32,662,088
United Kingdom - 0.6%
Anglogold Ashanti PLC	221,463	5,111,366

TOTAL COMMON STOCKS (Cost $811,118,165)		867,231,116

SHORT-TERM INVESTMENTS - 4.3%
Investments Purchased with Proceeds from Securities Lending - 4.3%
First American Government Obligations Fund - Class X, 4.41%(e)	37,543,800	37,543,800

Money Market Funds - 0.0%(f)
First American Government Obligations Fund - Class X, 4.41%(e)	191,508	191,508

TOTAL SHORT-TERM INVESTMENTS (Cost $37,735,308)		37,735,308

TOTAL INVESTMENTS - 104.2% (Cost $848,853,473)		$904,966,424
Liabilities in Excess of Other Assets - (4.2%)		(36,524,886)
TOTAL NET ASSETS - 100.0%		$868,441,538

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PCL - Public Company Limited

PLC - Public Limited Company

SA - Sociedad Anónima

SAB de CV - Sociedad Anónima Bursátil de Capital Variable

(a)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $37,530,976 or 4.3% of the Fund’s net assets.
(b)	All or a portion of this security is on loan as of December 31, 2024. The total market value of these securities was $36,483,291 which represented 4.2% of net assets.
(c)	Non-income producing security.
(d)	To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.
(e)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(f)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Freedom 100 Emerging Markets ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$867,231,116	$-	$-	$867,231,116
Investments Purchased with Proceeds from Securities Lending	37,543,800	-	-	37,543,800
Money Market Funds	191,508	-	-	191,508
Total Investments	$904,966,424	$-	$-	$904,966,424

Refer to the Schedule of Investments for further disaggregation of investment categories.

Placeholder: Returns an entire table created with the Holdings Mapper - Country breakdown (Model Office - MST-MDP - Working Model Office Map)

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